PROPERTY AND EQUIPMENT (Disclosure of property and equipment) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 8,335,867
Ending balance	7,770,457	$ 8,335,867
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,595,977	6,869,174
Additions	214,835	2,859,763
Disposals	(278,242)	(132,960)
Transfers	0	0
Ending balance	9,532,570	9,595,977
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,260,110)	(843,753)
Amortisation for the period	613,714	539,693
Disposals	111,711	123,336
Transfers	0	0
Ending balance	(1,762,113)	(1,260,110)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,954,469
Ending balance	1,910,156	1,954,469
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,064,993	2,064,993
Additions	0	0
Disposals	0	0
Transfers	0	0
Ending balance	2,064,993	2,064,993
Land and buildings [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(110,524)	(61,950)
Amortisation for the period	44,313	48,574
Disposals	0	0
Transfers	0	0
Ending balance	(154,837)	(110,524)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,554,722
Ending balance	5,143,510	3,554,722
Plant and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,026,944	1,305,960
Additions	103,651	689,765
Disposals	(278,242)	(36,983)
Transfers	2,000,490	2,068,202
Ending balance	5,852,843	4,026,944
Plant and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(472,222)	(334,157)
Amortisation for the period	348,822	171,734
Disposals	111,711	33,669
Transfers	0	0
Ending balance	(709,333)	(472,222)
Office furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156,909
Ending balance	129,031	156,909
Office furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	243,499	321,457
Additions	4,033	18,019
Disposals	0	(95,977)
Transfers	0	0
Ending balance	247,532	243,499
Office furniture and Equipment [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(86,590)	(139,131)
Amortisation for the period	31,911	37,126
Disposals	0	89,667
Transfers	0	0
Ending balance	(118,501)	(86,590)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	108,513
Ending balance	80,165	108,513
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	354,705	258,831
Additions	0	95,874
Disposals	0	0
Transfers	0	0
Ending balance	354,705	354,705
Leasehold improvements [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(246,192)	(123,340)
Amortisation for the period	28,348	122,852
Disposals	0	0
Transfers	0	0
Ending balance	(274,540)	(246,192)
Right Of Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	615,206
Ending balance	454,886	615,206
Right Of Use [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	959,788	478,223
Additions	0	481,565
Disposals	0	0
Transfers	0	0
Ending balance	959,788	959,788
Right Of Use [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(344,582)	(185,175)
Amortisation for the period	160,320	159,407
Disposals	0	0
Transfers	0	0
Ending balance	(504,902)	(344,582)
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,946,048
Ending balance	52,709	1,946,048
Under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,946,048	2,439,710
Additions	107,151	1,574,540
Disposals	0	0
Transfers	(2,000,490)	(2,068,202)
Ending balance	52,709	1,946,048
Under construction [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Amortisation for the period	0	0
Disposals	0	0
Transfers	0	0
Ending balance	$ 0	$ 0